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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Stelliam Investment Management, LP
                  31 West 52nd Street, 16th Floor
                  New York, NY 10019

Form 13F File Number:      _____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gregg L. Kudisch
Title:            Chief Financial Officer
Phone:            (212) 490-6702


Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch              New York, NY               February 14, 2008
----------------------       -----------------------       ---------------------
        [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                      0
                                                              -----------
Form 13F Information Table Entry Total:                                32
                                                              -----------
Form 13F Information Table Value Total:                           $85,246
                                                              -----------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
       ---------                   ----------------------

       None.


                                                  Stelliam Investment Management, LP
                                                      Form 13F Information Table
                                                    Quarter ended December 31, 2007



                                                                                   Investment Discretion      Voting Authority
                                                 Fair
                                                 Market  Shares or
                           Title of   Cusip    Value(in  Principal  SH/  Put/       Shared  Shared  Other
Issuer                       Class   Number    thousands)  Amount   PRN  Call Sole  Defined  Other  Managers  Sole  Shared None
-------------------------------------------------------------------------------------------------------------------------------

012 SMILE                  ORD
COMMUNICATIONS LTD         SHS       M98939107  $2,074     160,000   SH         X                           160,000
-------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC          COM       038222105  $2,842     160,000   SH         X                           160,000
-------------------------------------------------------------------------------------------------------------------------------
AT&T INC                   COM       00206R102  $5,818     140,000   SH         X                           140,000
-------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP          COM       067901108  $3,890      92,500   SH         X                            92,500
-------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC          COM       17275R102  $7,038     260,000   SH         X                           260,000
-------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC          COM       17275R102  $8,121     300,000   SH  CALL   X                           300,000
-------------------------------------------------------------------------------------------------------------------------------
CLEARWIRE CORP             CL A      185385309    $411      30,000   SH   PUT   X                            30,000
-------------------------------------------------------------------------------------------------------------------------------
COMPELLENT
TECHNOLOGIES INC           COM       20452A108    $722      60,011   SH         X                            60,011
-------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP          COM       25179M103    $667       7,500   SH         X                             7,500
-------------------------------------------------------------------------------------------------------------------------------
FIRSTFED FINANCIAL
CORP (DEL)                 COM       337907109  $1,433      40,000   SH         X                            40,000
-------------------------------------------------------------------------------------------------------------------------------
GARMIN LTD COM             ORD       G37260109    $485       5,000   SH  PUT    X                             5,000
-------------------------------------------------------------------------------------------------------------------------------
HORMEL FOODS CORP          COM       440452100  $2,024      50,000   SH         X                            50,000
-------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP                COM       45337C102  $1,005     100,000   SH         X                           100,000
-------------------------------------------------------------------------------------------------------------------------------
                       NOTE 3.500%
INCYTE CORP                2/1       45337CAF9  $2,525   2,500,000  PRN         X                         2,500,000
-------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP          COM       477143101  $4,130     700,000   SH  PUT    X                           700,000
-------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE & CO       COM       46625H100  $3,929      90,000   SH         X                            90,000
-------------------------------------------------------------------------------------------------------------------------------
                        SPONSORED
LDK SOLAR CO LTD           ADR       50183L107  $2,350      50,000   SH  PUT    X                            50,000
-------------------------------------------------------------------------------------------------------------------------------
MACYS INC                  COM       55616P104  $3,881     150,000   SH         X                           150,000
-------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                COM       583916101  $4,689     450,000   SH         X                           450,000
-------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                COM       583916101  $2,605     250,000   SH  CALL   X                           250,000
-------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP             COM       594918104  $4,450     125,000   SH         X                           125,000
-------------------------------------------------------------------------------------------------------------------------------
NOVELLUS SYS INC           COM       670008101  $2,068      75,000   SH         X                            75,000
-------------------------------------------------------------------------------------------------------------------------------
PDL BIOPHARMA INC          COM       69329Y104  $3,066     175,000   SH         X                           175,000
-------------------------------------------------------------------------------------------------------------------------------
PDL BIOPHARMA INC          COM       69329Y104  $1,314      75,000   SH  CALL   X                            75,000
-------------------------------------------------------------------------------------------------------------------------------
PEOPLES UNITED
FINANCIAL INC              COM       712704105    $684      38,400   SH         X                            38,400
-------------------------------------------------------------------------------------------------------------------------------
RADVISION LTD              ORD       M81869105    $554      50,000   SH         X                            50,000
-------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC           COM       783764103  $1,653      60,000   SH  PUT    X                            60,000
-------------------------------------------------------------------------------------------------------------------------------
SONIC SOLUTIONS            COM       835460106  $2,078     200,000   SH         X                           200,000
-------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC          COM       889478103  $3,009     150,000   SH         X                           150,000
-------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC     COM       91324P102  $2,910      50,000   SH         X                            50,000
-------------------------------------------------------------------------------------------------------------------------------
WCI CMNTYS INC             COM       92923C104    $884     233,700   SH  PUT    X                           233,700
-------------------------------------------------------------------------------------------------------------------------------
WESTERN REFINING INC       COM       959319104  $1,937      80,000   SH         X                            80,000
-------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                    $85,246
(in thousands)
